Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Grant revenue	$ 384,206	$ 0
Operating expenses:
Research and development	953,071	2,293,273
General and administrative	1,330,264	2,649,093
Loss from operations	(1,899,129)	(4,942,366)
Other income (expense):
Change in fair value of warrant liability and unit purchase option liability	(3,761)	(47,104)
Interest expense, net	(57,748)	(150,543)
Total other income (expense)	(61,509)	(197,647)
Net loss	$ (1,960,638)	$ (5,140,013)
Net loss per share of common stock, basic and diluted (usd per share)	$ (0.19)	$ (0.59)
Weighted-average shares of common stock outstanding, basic and diluted	10,216,014	8,650,143